10. Business Concentrations and Risk (Sept 2019 Note) (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Member] | One Customer [Member]
Concentration risk percentage	49.00%	22.00%	98.00%
Accounts Payable [Member] | One Vendor [Member]
Concentration risk percentage	21.00%	95.00%	92.00%